Non-current and current financial debts (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of financial debts
The below table summarizes non-current and current Financial debts outstanding as of December 31, 2024 and 2023.

($ millions)	2024	2023
Non-current financial debts
Local facilities (Japan), floating rate debt due 2025(1)	—	110
2.750% Series 2026 Notes	499	498
2.375% Series 2028 Notes	517	549
3.000% Series 2029 Notes	995	994
2.600% Series 2030 Notes	746	746
5.375% Series 2032 Notes	694	693
3.800% Series 2049 Notes	495	494
5.750% Series 2052 Notes	592	592
Revolving facility, floating rate due 2029	—	—
Total non-current financial debts	4,538	4,676

Current financial debts
Local facilities, floating rate:
Japan(1)	26	—
All others	67	48
Other short-term financial debts, floating rate	8	5
Derivatives	4	10
Total current financial debts	105	63
Total financial debts	4,643	4,739
(1)     As described in Note 2, Alcon adopted Amendments to IAS 1, Presentation of Financial Statements, effective January 1, 2024, resulting in retrospective reclassification of financial debts of $82 million from current to non-current.

Maturity of contractual undiscounted cash flows for borrowings	The contractual maturities of the undiscounted lease liabilities as of December 31, 2024 and 2023 are as follows:

	Lease liabilities undiscounted
($ millions)	2024	2023
Not later than one year	89	86
Between one and five years	244	222
Later than five years	307	205
Total lease liabilities undiscounted	640	513

	Lease liabilities
($ millions)	2024	2023
Not later than one year	68	71
Between one and five years	183	178
Later than five years	246	157
Total lease liabilities	497	406
The below table provides details on the maturity of the contractual undiscounted cash flows for Alcon's borrowings as of December 31, 2024 and 2023.

	2024			2023(1)
($ millions)	Nominal amount - Current and non-current financial debt	Derivatives	Total	Nominal amount - Current and non-current financial debt	Derivatives	Total
Not later than one year	101	4	105	53	10	63
Between one and five years	2,021	—	2,021	1,163	—	1,163
Later than five years	2,550	—	2,550	3,550	—	3,550
Total contractual undiscounted cash flows	4,672	4	4,676	4,766	10	4,776
Unamortized debt discount and issuance costs	(33)	—	(33)	(37)	—	(37)
Total carrying value	4,639	4	4,643	4,729	10	4,739
(1)     As described in Note 2, Alcon adopted Amendments to IAS 1, Presentation of Financial Statements, effective January 1, 2024, resulting in retrospective reclassification of financial debts of $82 million from current to non-current.
The below table provides details on the maturity of the future contractual interest payments commitments as of December 31, 2024 and 2023.

($ millions)	2024	2023
Not later than one year	167	167
Between one and five years	613	643
Later than five years	1,296	1,437
Total cash flows	2,076	2,247